90503-P2 04/26

LEGG MASON GLOBAL ASSET MANAGEMENT TRUST
SUPPLEMENT DATED APRIL 17, 2026,
TO THE SUMMARY PROSPECTUS, PROSPECTUS AND
STATEMENT OF ADDITIONAL INFORMATION (“SAI”)
DATED MAY 1, 2025, OF
BRANDYWINEGLOBAL – GLOBAL OPPORTUNITIES BOND FUND (THE “FUND”)

All changes described below are effective September 30, 2026.

I.  The following replaces the reference to John P. McIntyre in the section titled “Management – Portfolio managers” in the Fund’s Summary Prospectus and Prospectus, respectively:

Portfolio manager	Title	Portfolio manager of the fund since
Michael Arno, CFA	Portfolio Manager	September 2026

II. The following replaces the reference to John P. McIntyre in the section titled “More on fund management – Portfolio managers” in the Fund’s Prospectus:

Portfolio manager	Title and recent biography	Portfolio manager of the fund since
Michael Arno, CFA

Mr. Arno is a Portfolio Manager and Senior Research Analyst on the Global Fixed Income team. He is responsible for providing research analysis and portfolio management on the firm’s global credit, multi-sector, and emerging market fixed income related strategies. Previously, he had been a research analyst on the team since 2011 with a focus on global credit and emerging markets. Mike joined Brandywine Global as a product specialist within client service in 2006. Prior to joining Brandywine Global in 2006, Mike was an associate of Vanguard Group (2004-2006). Mike earned a B.S. in Finance from Temple University.

September 2026

III. The following replaces the reference to John P. McIntyre in the table in the section titled “Portfolio Managers – Other

Accounts Managed by the Portfolio Managers” in the Fund’s SAI:

Portfolio Managers	Type of Account	Number of Accounts Managed	Total Assets Managed (Billions) ($)	Number of Accounts Managed for which Advisory Fee is Performance- Based	Assets Managed for which Advisory Fee is Performance- Based (Billions) ($)
Michael Arno*	Registered Investment Companies	2	0.52	None	None
	Other Pooled Investment Vehicles	18	5.32	1	0.19
	Other Accounts	6	2.26	1	0.92

* The information is as of March 31, 2026.

IV. The following replaces the reference to John P. McIntyre in the table in the section titled “Portfolio Managers – Portfolio Managers Securities Ownership” in the Fund’s SAI:

Portfolio Managers	Dollar Range of Ownership of Securities ($)
Michael Arno*	None

* The information is as of March 31, 2026.

Please retain this supplement for future reference.